Other Long-term Assets - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Housing loans made to employees
Term of staff housing loan (in years)	5 years
Staff housing loans outstanding repayable within 12 months	¥ 7.3	¥ 12.1
Prepayments and other current assets, net
Housing loans made to employees
Staff housing loans outstanding repayable within 12 months	¥ 7.3	¥ 12.1
Equal to or more than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.50%
Less than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	4.75%